The Saratoga Advantage Trust

Investment Quality Bond Portfolio	SIBPX	Small Capitalization Portfolio	SSCPX	Health & Biotechnology Portfolio	SBHIX

Supplement dated August 14, 2015 to the Class I Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO” beginning on page 5 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Sunnymeath Asset Management, Inc. (“Sunnymeath” or the “Adviser”) has served as the Portfolio’s Adviser since August 2015. James P. O’Mealia has primary responsibility for the day-to-day management of the Portfolio. Mr. O’Mealia, the President and CIO of Sunnymeath, founded Sunnymeath in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital in April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product.

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO” beginning on page 30 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) has served as the Portfolio’s Adviser since August 2015. Mitchel Zacks has primary responsibility for the day-to-day management of the Portfolio. Mr. Zacks, who joined the Adviser in 1996, is a Managing Director and Portfolio Manager. Mr. Zacks has written two books on quantitative investment strategies.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 39 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 42 is deleted in its entirety.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STATEGIES AND RELATED RISKS” beginning on page 64 of the Prospectus. The following is added as the last paragraph to this section:

BondS/Fixed Income Securities. If a security is given different ratings by different nationally recognized statistical rating organizations, the Portfolios’ adviser considers the security's rating to be the highest rating of the ratings.

Reference is made to the section entitled “ADVISERS” on page 71 of the Prospectus. The following paragraphs are added to this section:

Sunnymeath Asset Management, Inc. (“Sunnymeath”), a registered investment adviser, serves as the Adviser to the Investment Quality Bond Portfolio. Sunnymeath, located at 151 Bodman Place, Suite 401, Red Bank, New Jersey 07701, provides portfolio management services to taxable high net worth individuals and non-taxable pensions, retirement plans, endowments and foundations. As of June 30, 2015, Sunnymeath had approximately $98.5 million in assets under management.

Zacks Investment Management, Inc. (“Zacks”), a registered investment adviser, serves as the Adviser to the Small Capitalization Portfolio. Zacks, located at One South Wacker Drive, Suite 2700, Chicago, Illinois 60606, is a wholly-owned subsidiary of Zacks Investment Research. Zacks acts as an investment manager for individuals and institutions. As of June 30, 2015, Zacks had approximately $4.2 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Investment Quality Bond Portfolio	SQBAX	Small Capitalization Portfolio	SSCYX	Health & Biotechnology Portfolio	SHPAX

Supplement dated August 14, 2015 to the Class A Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO” beginning on page 5 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Sunnymeath Asset Management, Inc. (“Sunnymeath” or the “Adviser”) has served as the Portfolio’s Adviser since August 2015. James P. O’Mealia has primary responsibility for the day-to-day management of the Portfolio. Mr. O’Mealia, the President and CIO of Sunnymeath, founded Sunnymeath in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital in April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product.

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO” beginning on page 31 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) has served as the Portfolio’s Adviser since August 2015. Mitchel Zacks has primary responsibility for the day-to-day management of the Portfolio. Mr. Zacks, who joined the Adviser in 1996, is a Managing Director and Portfolio Manager. Mr. Zacks has written two books on quantitative investment strategies.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 41 of the Prospectus.

The last paragraph under the sub-heading “Principal Investment Risks” on page 43 is deleted in its entirety.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STATEGIES AND RELATED RISKS” beginning on page 65 of the Prospectus. The following is added as the last paragraph to this section:

BondS/Fixed Income Securities. If a security is given different ratings by different nationally recognized statistical rating organizations, the Portfolios’ adviser considers the security's rating to be the highest rating of the ratings.

Reference is made to the section entitled “ADVISERS” on page 72 of the Prospectus. The following paragraphs are added to this section:

Sunnymeath Asset Management, Inc. (“Sunnymeath”), a registered investment adviser, serves as the Adviser to the Investment Quality Bond Portfolio. Sunnymeath, located at 151 Bodman Place, Suite 401, Red Bank, New Jersey 07701, provides portfolio management services to taxable high net worth individuals and non-taxable pensions, retirement plans, endowments and foundations. As of June 30, 2015, Sunnymeath had approximately $98.5 million in assets under management.

Zacks Investment Management, Inc. (“Zacks”), a registered investment adviser, serves as the Adviser to the Small Capitalization Portfolio. Zacks, located at One South Wacker Drive, Suite 2700, Chicago, Illinois 60606, is a wholly-owned subsidiary of Zacks Investment Research. Zacks acts as an investment manager for individuals and institutions. As of June 30, 2015, Zacks had approximately $4.2 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Investment Quality Bond Portfolio	SQBCX	Small Capitalization Portfolio	SSCCX	Health & Biotechnology Portfolio	SHPCX

Supplement dated August 14, 2015 to the Class C Shares Prospectus

Dated December 31, 2014 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 31, 2014 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s Investment Quality Bond Portfolio, Small Capitalization Portfolio and Health & Biotechnology Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO” beginning on page 5 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Sunnymeath Asset Management, Inc. (“Sunnymeath” or the “Adviser”) has served as the Portfolio’s Adviser since August 2015. James P. O’Mealia has primary responsibility for the day-to-day management of the Portfolio. Mr. O’Mealia, the President and CIO of Sunnymeath, founded Sunnymeath in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital in April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product.

Reference is made to the section entitled “PORTFOLIO SUMMARY: SMALL CAPITALIZATION PORTFOLIO” beginning on page 32 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) has served as the Portfolio’s Adviser since August 2015. Mitchel Zacks has primary responsibility for the day-to-day management of the Portfolio. Mr. Zacks, who joined the Adviser in 1996, is a Managing Director and Portfolio Manager. Mr. Zacks has written two books on quantitative investment strategies.

Reference is made to the section entitled “PORTFOLIO SUMMARY: HEALTH & BIOTECHNOLOGY PORTFOLIO” beginning on page 43 of the Prospectus.

The third paragraph under the sub-heading “Principal Investment Risks” on page 47 is deleted in its entirety.

Reference is made to the section entitled “ADDITIONAL INFORMATION ABOUT INVESTMENT STATEGIES AND RELATED RISKS” beginning on page 72 of the Prospectus. The following is added as the last paragraph to this section:

BondS/Fixed Income Securities. If a security is given different ratings by different nationally recognized statistical rating organizations, the Portfolios’ adviser considers the security's rating to be the highest rating of the ratings.

Reference is made to the section entitled “ADVISERS” on page 80 of the Prospectus. The following paragraphs are added to this section:

Sunnymeath Asset Management, Inc. (“Sunnymeath”), a registered investment adviser, serves as the Adviser to the Investment Quality Bond Portfolio. Sunnymeath, located at 151 Bodman Place, Suite 401, Red Bank, New Jersey 07701, provides portfolio management services to taxable high net worth individuals and non-taxable pensions, retirement plans, endowments and foundations. As of June 30, 2015, Sunnymeath had approximately $98.5 million in assets under management.

Zacks Investment Management, Inc. (“Zacks”), a registered investment adviser, serves as the Adviser to the Small Capitalization Portfolio. Zacks, located at One South Wacker Drive, Suite 2700, Chicago, Illinois 60606, is a wholly-owned subsidiary of Zacks Investment Research. Zacks acts as an investment manager for individuals and institutions. As of June 30, 2015, Zacks had approximately $4.2 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated August 14, 2015

To the Statement of Additional Information Dated December 31, 2014 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Reference is made to the section entitled “RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS.” beginning on page 26 of the SAI. The following is added as the last sentence of the first paragraph in this section:

If a security is given different ratings by different nationally recognized statistical rating organizations, the Portfolios’ adviser considers the security's rating to be the highest rating of the ratings.

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 60 of the SAI. The information in this table pertaining to the Investment Quality Bond Portfolio and the Small Capitalization Portfolio is deleted in its entirety and replaced with the following information, which is provided as of June 30, 2015:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)	Total Assets Managed ($ millions)
James O’Mealia	Investment Quality Bond Portfolio	0	$0	5	$57.7	23	$40.8	$98.5
Mitchel Zacks	Small Capitalization Portfolio	4	$165	4	$16.5	12,493	$4 billion	$4.2 billion

The following information is added to the section entitled “Conflicts of Interest” beginning on page 62 of the SAI:

Sunnymeath Asset Management, Inc.

Possible Conflicts of Interest

Trade Allocation.

Sunnymeath Asset Management, Inc. (“Sunnymeath”) will utilize an established formula for allocating securities, including private placements, and/or recommendations among clients. Sunnymeath believes that this formula shall provide a fair and equitable basis for allocations and be consistently applied to all clients. Prior to the allocation of securities by Sunnymeath, Sunnymeath’s CCO will determine if a client’s investment objectives and suitability requirements qualify the client for participation in purchasing a specific security or private placement. If the client qualifies for participation in the purchase of a specific security or private placement, Sunnymeath will allocate a certain percentage of the total allocation to each qualified client based upon a formula that takes into account fund/account cash levels, industry representation and portfolio specific characterizations.

Zacks Investment Management, Inc.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

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The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds. Zacks Investment Management, Inc. (“Zacks” or “ZIM”) has adopted a policy to provide for fair and equitable treatment of all client accounts, and periodically reviews such policy.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.

The Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which the Advisor acts as advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the funds or other account(s) involved.  The Advisor has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following information is added to the section entitled “Compensation” beginning on page 67 of the SAI:

Sunnymeath Asset Management, Inc.

Compensation for James O’Mealia is salary, plus bonus and contributions to a pension plan. Compensation varies based upon performance of Sunnymeath on an annual basis and the assets under management of the Portfolio and Sunnymeath’s other client accounts.

Zacks Investment Management, Inc.

Portfolio managers receive a salary and bonus based on the performance of the strategy they manage.

Reference is made to the section entitled “Ownership of Securities” located on page 71 of the SAI. The information in this table pertaining to the Investment Quality Bond Portfolio and the Small Capitalization Portfolio is deleted in its entirety and replaced with the following information, which is provided as of June 30, 2015:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
James O’Mealia	Investment Quality Bond Portfolio	None
Mitchel Zacks	Small Capitalization Portfolio	None

Reference is made to section entitled “Appendix B – PROXY VOTING POLICIES & PROCEDURES” beginning on page 106. The proxy voting policies and procedures of Sunnymeath and Zacks are added to this section.

Sunnymeath Asset Management, Inc.

Proxy Voting

Sunnymeath attempts at all times to manage client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well.

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When Sunnymeath purchases a stock, it is focusing on the ability of the company's board of directors and senior management to improve shareholder value. However, the confidence in management shown by Sunnymeath's purchase of the stock does not transfer to automatic voting procedures whereby Sunnymeath "rubber stamps" its wishes on the proxy ballot.

Sunnymeath views the proxy as an economic instrument, and generally makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights. Sunnymeath does not promise to vote proxies and is selective in when it decides to exercise its right to vote on companies’ proxies. In the case when clients are funds registered under the Investment Company Act of 1940, Sunnymeath does promise to vote companies’ proxies and will maintain records of its voting, in accordance with its document retention policy. Additionally, should there be a situation whereby there is a conflict of interest between Sunnymeath as adviser and the interests of the 1940 Act fund, Sunnymeath will vote its proxy with the interest of the client being more important than that of the adviser As such, there could exist a situation whereby the adviser votes differently for certain clients.

Zacks Investment Management, Inc.

Voting Client Securities

ZIM often has voting power with respect to securities in client accounts. ZIM has adopted a proxy voting policy and procedures (the “Proxy Policy”) with respect to the voting of proxies for client accounts for which ZIM has proxy voting authority. ZIM utilizes Broadridge for the execution and recordkeeping of ZIM’s proxy voting.

Under the Proxy Policy, ZIM monitors corporate events and votes the proxies in a manner that it deems consistent with the best interests of its clients. The Proxy Policy provides for the process by which proxy voting decisions are made, the identification and handling of material conflicts of interest, disclosing the Proxy Policy to clients, maintaining appropriate books and records relating to proxies, and proxy voting guidelines for common proxy proposals.

As a general rule, ZIM will vote all proxies relating to a particular proposal the same way for all client accounts holding the security in accordance with the proxy voting guidelines set forth in the Proxy Policy, unless a client specifically instructs ZIM in writing to vote such client’s securities otherwise. One such instruction example requires ZIM to vote against all matters that might negatively impact rights or benefits for members of organized labor (i.e. Taft Hartley). In certain other programs, ZIM splits up proxy voting guidelines according to the percentage of ownership held by Taft Hartley investors and all other investors. For example, if Taft-Hartley investors make up 20% of a fund, ZIM anticipates voting 20% of proxies according to Taft-Hartley instructions, and the remaining 80% of proxies according to ZIM’s guidelines in the Proxy.

For separately managed accounts with FOLIOfn, the client will reserve and retain the right to vote by proxy securities held in the account; ZIM does not vote proxies for these accounts. Clients custodied at FOLIOfn are provided electronic access through a FOLIOfn website that allows clients to view and vote proxies. If a client has questions about a particular solicitation, the client may contact Frank Lanza at 312-265-9359.

Notwithstanding anything in the Proxy Policy, ZIM places priority on investment returns over corporate governance correctness. Accordingly, when economic considerations or extraordinary circumstances warrant, ZIM may make exceptions to the proxy voting guidelines or, as ZIM deems to be in the best interests of clients, intentionally refrain from voting a proxy or sell the security.

Please retain this supplement for future reference.

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